Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	4.53
Maximum Aggregate Offering Price	$ 11,325,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,734.00
Offering Note	In the event of a stock split, stock dividend or other similar transaction involving the registrant’s ordinary shares (“Ordinary Shares”), to prevent dilution, the number of Ordinary Shares registered hereby shall be automatically increased to cover the additional shares of Ordinary Shares in accordance with Rule 416(a) under the Securities Act, of 1933, as amended (the “Securities Act”).

Estimated at $4.53, per share, the average of the high and low prices of the Ordinary Shares as reported on the New York Stock Exchange on August 18, 2025, solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.